UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-01728

Nicholas Fund, Inc.

(Exact Name of Registrant as Specified in Charter)

700 North Water Street, Milwaukee, Wisconsin 53202

(Address of Principal Executive Offices)	(Zip Code)

Jeffrey T. May, Senior Vice President, Secretary and Treasurer
700 North Water Street
Milwaukee, Wisconsin 53202

(Name and Address of Agent for Service)

Registrant's Telephone Number, Including Area Code: 414-272-4650

Date of Fiscal Year End: 03/31/2015

Date of Reporting Period: 12/31/2014

Item 1. Schedule of Investments.

	NICHOLAS FUND, INC.
	SCHEDULE OF INVESTMENTS (UNAUDITED)
	AS OF December 31, 2014

SHARES OR
PRINCIPAL
AMOUNT			VALUE
------------		-	--------------
COMMON STOCKS -- 93.87%
	Consumer Discretionary - Automobiles &
	Components -- 2.55%
1,700,000	Johnson Controls, Inc.		$ 82,178,000
			--------------
	Consumer Discretionary - Durables &
	Apparel -- 2.31%
492,014	Polaris Industries Inc.		74,412,197
			--------------
	Consumer Discretionary - Media -- 3.71%
2,400,000	Gannett Co., Inc.		76,632,000
500,000	Time Warner Inc.		42,710,000
			--------------
			119,342,000
			--------------
	Consumer Discretionary -
	Retailing -- 8.59%
700,000	Cabela's Incorporated *		36,897,000
2,862,782	LKQ Corporation *		80,501,430
562,476	O'Reilly Automotive, Inc. *		108,344,127
575,352	Penske Automotive Group, Inc.		28,232,523
729,786	Sally Beauty Company, Inc. *		22,433,621
			--------------
			276,408,701
			--------------
	Consumer Discretionary - Services -- 2.71%
324,085	McDonald's Corporation		30,366,765
1,012,001	Popeyes Louisiana Kitchen, Inc. *		56,945,296
			--------------
			87,312,061
			--------------
	Consumer Staples - Food & Staples
	Retailing -- 4.74%
2,000,000	Walgreens Boots Alliance, Inc.		152,400,000
			--------------
	Consumer Staples - Food, Beverage &
	Tobacco -- 2.56%
730,000	Philip Morris International Inc.		59,458,500
844,495	Seneca Foods Corporation - Class A *		22,826,700
			--------------
			82,285,200
			--------------
	Energy -- 2.63%
2,000,720	Kinder Morgan, Inc.		84,650,460
			--------------
	Financials - Diversified -- 4.38%
664,505	Affiliated Managers Group, Inc. *		141,034,541
			--------------
	Financials - Insurance -- 5.43%
610,000	ACE Limited		70,076,800
1,105,000	Aon plc		104,787,150
			--------------
			174,863,950
			--------------
	Financials - Real Estate -- 2.66%
2,495,000	CBRE Group Inc. *		85,453,750
			--------------
	Health Care - Equipment & Services -- 5.65%
300,000	C.R. Bard, Inc.		49,986,000
557,500	Covidien plc		57,021,100
986,254	DaVita HealthCare Partners Inc. *		74,698,878
			--------------
			181,705,978
			--------------
	Health Care - Pharmaceuticals,

	Biotechnology & Life Sciences -- 17.17%
400,000	Celgene Corporation *	$ 44,744,000
1,400,000	Gilead Sciences, Inc. *	131,964,000
112,297	Mettler-Toledo International Inc. *	33,965,351
2,050,000	Pfizer Inc.	63,857,500
825,688	Thermo Fisher Scientific Inc.	103,450,449
1,220,000	Valeant Pharmaceuticals
	International, Inc. *	174,594,200
		-------------
		552,575,500
		-------------
	Industrials - Capital Goods -- 7.81%
350,000	Precision Castparts Corp.	84,308,000
701,100	Snap-on Incorporated	95,868,414
278,910	W.W. Grainger, Inc.	71,091,370
		-------------
		251,267,784
		-------------
	Industrials - Commercial & Professional
	Services -- 5.94%
2,095,900	ADT Corporation (The)	75,934,457
2,053,000	Copart, Inc. *	74,913,970
900,000	Nielsen N.V.	40,257,000
		-------------
		191,105,427
		-------------
	Industrials - Transportation -- 1.89%
214,373	AMERCO *	60,937,669
		-------------
	Information Technology - Software &
	Services -- 7.58%
700,000	MasterCard Incorporated - Class A	60,312,000
1,900,000	Microsoft Corporation	88,255,000
1,650,000	Oracle Corporation	74,200,500
466,872	Syntel, Inc. *	20,999,902
		-------------
		243,767,402
		-------------
	Materials -- 5.56%
796,600	AptarGroup, Inc.	53,244,744
1,390,401	Ball Corporation	94,783,636
773,293	Stepan Company	30,993,584
		-------------
		179,021,964
		-------------
	TOTAL COMMON STOCKS
	(cost $1,645,243,194)	3,020,722,584
		-------------
SHORT-TERM INVESTMENTS -- 5.62%
	Commercial Paper - 5.33%
$4,100,000	Aetna Inc. 01/02/15, 0.38%	4,100,000
8,500,000	Edison International 01/02/15, 0.50%	8,500,000
4,575,000	Apache Corporation 01/05/15, 0.62%	4,574,764
3,000,000	Coca-Cola Enterprises Inc. 01/05/15, 0.40%	2,999,900
7,000,000	Aetna Inc. 01/06/15, 0.25%	6,999,805
5,325,000	CBS Corporation 01/07/15, 0.60%	5,324,556
4,925,000	Hyundai Capital America, Inc.
	01/07/15, 0.34%	4,924,767
3,750,000	PPG Industries, Inc. 01/08/15, 0.41%	3,749,744
7,975,000	General Mills, Inc. 01/09/15, 0.27%	7,974,581
3,000,000	NorthWestern Corporation 01/09/15, 0.43%	2,999,749
4,375,000	Monsanto Company 01/12/15, 0.35%	4,374,575
2,500,000	Rockwell Collins, Inc. 01/12/15, 0.30%	2,499,792
5,000,000	CBS Corporation 01/13/15, 0.40%	4,999,389
10,000,000	PPG Industries, Inc. 01/13/15, 0.40%	9,998,778
6,050,000	Bacardi-Martini B.V. 01/14/15, 0.32%	6,049,355
4,000,000	Campbell Soup Company 01/15/15, 0.32%	3,999,538
4,000,000	NorthWestern Corporation 01/16/15, 0.38%	3,999,409
8,150,000	Bemis Company, Inc. 01/20/15, 0.48%	8,148,044
7,900,000	Hyundai Capital America, Inc.
	01/20/15, 0.36%	7,898,578
10,000,000	Bacardi Corporation 01/21/15, 0.55%	9,997,097
3,000,000	Bacardi U.S.A., Inc. 01/21/15, 0.55%	2,999,129
6,000,000	Valspar Corporation (The) 01/21/15, 0.38%	5,998,797
4,900,000	Campbell Soup Company 01/22/15, 0.36%	4,899,020

$ 5,900,000	Bemis Company, Inc. 01/23/15, 0.65%	$ 5,897,763
5,250,000	Rockwell Collins, Inc. 01/23/15, 0.35%	5,248,928
5,000,000	General Mills, Inc. 01/26/15, 0.35%	4,998,833
5,000,000	Kellogg Company 01/27/15, 0.32%	4,998,889
6,250,000	Valspar Corporation (The) 01/27/15, 0.50%	6,247,830
3,000,000	Valspar Corporation (The) 01/28/15, 0.50%	2,998,917
10,000,000	Hyundai Capital America, Inc.
	02/02/15, 0.52%	9,995,522
3,000,000	Campbell Soup Company 02/09/15, 0.42%	2,998,670
		--------------
		171,394,719
		--------------
	Variable Rate Security - 0.29%
9,320,866	Fidelity Institutional Money Market
	Fund - Class I	9,320,866
		--------------
	TOTAL SHORT-TERM INVESTMENTS
	(cost $180,715,585)	180,715,585
		--------------
	TOTAL INVESTMENTS
	(cost $1,825,958,779) - 99.49%	3,201,438,169
		--------------

	OTHER ASSETS, NET OF LIABILITIES - 0.51%	16,365,371
		--------------
	TOTAL NET ASSETS
	(basis of percentages
	disclosed above) - 100%	$3,217,803,540
		--------------
		--------------

% of net assets.

* Non-income producing.

As of December 31, 2014, investment cost for federal tax purposes was $1,825,958,779 and the tax basis components of unrealized appreciation/depreciation were as follows:

Unrealized appreciation	$1,380,149,024
Unrealized depreciation	(4,669,634)
--------------
Net unrealized appreciation	$1,375,479,390
--------------
=-------------

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent Semiannual or Annual Report to Shareholders.

Various inputs are used in determining the value of the Fund's investments relating to Finanacial Accounting Standard No. 157.

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

     Level 1 - quoted prices in active markets for identical investments

  Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

  Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments) The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of December 31, 2014 in valuing the Fund’s investments carried at value:

Investments
Valuation Inputs	in Securities
Level 1 -

Common Stocks(1)	$3,020,722,584
Variable Rate Security	9,320,866
Level 2 -
Commercial Paper	171,394,719
Level 3 -
None	--
--------------
Total	$3,201,438,169
--------------
--------------

(1) See Schedule above for further detail by industry.

Item 2. Controls and Procedures.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls during the last fiscal quarter.

Item 3. Exhibits.

Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2(a) under the Act, attached hereto as part of EX-99.CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nicholas Fund, Inc.

By: /s/ Albert O. Nicholas
Name: Albert O. Nicholas
Title: Principal Executive Officer

Date: 02/19/2015

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Albert O. Nicholas
Name: Albert O. Nicholas
Title: Principal Executive Officer
Date: 02/19/2015

By: /s/ Jeffrey T. May
Name: Jeffrey T. May
Title: Principal Financial Officer
Date: 02/19/2015